Prepayments and other current assets - Summary of Prepayments and other assets (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
Write-down of prepayments	$ 694,000	$ 9,745,000	$ 5,627,000
Allowance for credit loss, other receivables	0	$ 1,596,000	$ 300
Property and equipment held for sale	$ 464,000